Exhibit 99.1

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: October 11, 2018

DATES
Collection Period	13
Collection Period Beginning Date	9/01/2018
Collection Period Ending Date	9/30/2018
Payment Date	10/15/2018
LIBOR Determination Date	9/13/2018
LIBOR Rate	2.158%

I. DEAL SUMMARY		Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes		0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes		31.7%	$90,287,251.07	$18,959,019.16	$71,328,231.91
Class A-2-B Notes		31.7%	$31,700,857.04	$6,656,722.28	$25,044,134.76
Class A-3 Notes		100.0%	$390,000,000.00	$0.00	$390,000,000.00
Class A-4 Notes		100.0%	$95,480,000.00	$0.00	$95,480,000.00

Total Securities		57.6%	$607,468,108.11	$25,615,741.44	$581,852,366.67
Overcollateralization			$52,926,817.08	$0.00	$52,926,817.08
Reserve Account Balance			$2,646,340.85	$0.00	$2,646,340.85

Net Pool Balance		60.0%	$660,394,925.19	$25,615,741.44	$634,779,183.75

	Coupon Rate		Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	1.300%		$0.00	$0.00
Class A-2-A Notes	1.590%		$90,287,251.07	$119,630.61
Class A-2-B Notes	2.308%		$31,700,857.04	$56,917.41
Class A-3 Notes	1.800%		$390,000,000.00	$585,000.00
Class A-4 Notes	2.030%		$95,480,000.00	$161,520.33

			$607,468,108.11	$923,068.35

II. AVAILABLE FUNDS
Interest Collections		$2,262,067.42
Repurchased Interest Collections		$0.00
Principal Collections		$24,935,152.93
Repurchased Principal Collections		$0.00
Liquidation Proceeds		$368,648.61
Liquidation Expenses*		$22,229.50
Investment Earnings (Collections Acct. remitted to servicer)		$44,162.08
Investment Earnings (Reserve Acct. remitted to servicer)		$4,090.02

Total Collections		$27,591,891.56
Reserve Account Draw Amount		$0.00

Total Available Funds		$27,591,891.56

III. DISTRIBUTIONS		Amount Due	Amount Paid	Shortfall
Servicing Fees		$580,236.90	$580,236.90	$0.00
Class A-1 Notes		$0.00	$0.00	$0.00
Class A-2-A Notes		$119,630.61	$119,630.61	$0.00
Class A-2-B Notes		$56,917.41	$56,917.41	$0.00
Class A-3 Notes		$585,000.00	$585,000.00	$0.00
Class A-4 Notes		$161,520.33	$161,520.33	$0.00
First Allocation of Principal		$0.00	$0.00	$0.00
Reserve Account Deposit		$0.00	$0.00	$0.00
Regular Principal Distribution Amount		$25,615,741.44	$25,615,741.44	$0.00
Accrued and Unpaid Fees to Owner Trustee		$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee		$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder		$472,844.87	$472,844.87	$0.00

		$27,591,891.56	$27,591,891.56	$0.00

Principal Payment:
	First Allocation of Principal		$0.00
	Regular Principal Distribution Amount		$25,615,741.44

Total			$25,615,741.44

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: October 11, 2018

IV. POOL INFORMATION
Pool Balance	$634,779,183.75
Number of Receivables Outstanding	45,774
Weighted Average Contract Rate	4.411%
Weighted Average Remaining Term (mos)	43.29

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance	$2,646,340.85
Initial Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Beginning Period Overcollateralization Amount	$52,926,817.08
Ending Period Overcollateralization Amount	$52,926,817.08

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance	$2,646,340.85
Beginning Reserve Account Balance	$2,646,340.85
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,646,340.85

VII. LOSS & DELINQUENCY INFORMATION
Defaulted Receivables	$316,564.43
Realized Losses for Collection Period	$405,561.06
CHG Off Recoveries for Collection Period	$93,621.16

Net Loss for Collection Period	$311,939.90
Net Loss as % of Ending Pool Balance	0.049%
Net Loss % for 1 Period Prior	0.024%
Net Loss % for 2 Periods Prior	0.014%
Net Loss % for 3 Periods Prior	0.044%

Four-Month Average Net Loss %	0.033%
Cumulative Losses (net of recoveries) for All Collection Periods	$2,820,049.41
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.266%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	340	$5,816,229.67
As % of Ending Pool Balance		0.916%
Receivables 60 - 89 Days Delinquent	76	$1,282,606.26
As % of Ending Pool Balance		0.202%
Receivables 90 - 119 Days Delinquent	42	$546,648.01
As % of Ending Pool Balance		0.086%
Receivables 120 - 150 Days Delinquent	10	$108,120.34
As % of Ending Pool Balance		0.017%
Receivables 150+ Days Delinquent	5	$82,523.84
As % of Ending Pool Balance		0.013%
Total Delinquencies	473	$7,836,128.12
As % of Ending Pool Balance		1.234%
Total Repossessions	28	$403,671.06
Total Repossessions Life-to-Date	302	$5,530,936.29
Total 30+ Day Delinquencies	473	$7,836,128.12
As % of Ending Pool Balance		1.234%
Total 30+ Day Delinquencies % 1 Period Prior		1.046%
Total 30+ Day Delinquencies % 2 Periods Prior		0.960%
Total 30+ Day Delinquencies % 3 Periods Prior		0.806%
Four-Month Average Total 30+ Day Delinquency %		1.012%

*

Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).